Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policy [Line Items]
Time Deposits, at Carrying Value	$ 5,918	$ 39,619
Cash, Restricted	180,000	130,000
Marketable Securities, Restricted	563	337
Advertising Expense	7	9	$ 15
Goodwill	28,138	28,138
Segment Driver IC products [Member]
Significant Accounting Policy [Line Items]
Goodwill	26,846	26,846	26,846
Segment Non-driver products [Member]
Significant Accounting Policy [Line Items]
Goodwill	$ 1,292	$ 1,292	$ 1,292
Patents [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Technology [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Customer Relationships [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
In Process Research and Development [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years